Assets And Liabilities Measured And Recorded At Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents			$ 15.9
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liability derivatives			1.1
Commercial Paper | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	27.9	28.3	13.1
Common stock - available-for-sale investment | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid and other current assets	24.5	20.7	10.4
Commodity Contract | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mark-to-market derivatives	0.1	0.2	0.1
Total liability derivatives	0.2		1.0
Money Market Funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents			2.8
Foreign exchange contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liability derivatives			$ 0.1